Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME/(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share
The following table presents the calculation of the Sohu Group’s basic and diluted net income/(loss) per share (in thousands, except per share data).

	Year Ended December 31,
	2023	2024	2025
Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$(65,805)	$(100,269)	$394,095
Net income from discontinued operations attributable to Sohu.com Limited, basic	35,426	0	0
Net income/(loss) attributable to Sohu.com Limited, basic	(30,379)	(100,269)	394,095
Effect of dilutive securities:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	(65,805)	(100,269)	394,095
Net income from discontinued operations attributable to Sohu.com Limited, diluted	35,426	0	0

Net income/(loss) attributable to Sohu.com Limited, diluted	$(30,379)	$(100,269)	$394,095

Denominator:
Weighted average basic ordinary shares outstanding	34,109	32,009	28,234

Weighted average diluted ordinary shares outstanding	$34,109	$32,009	$28,234

Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(1.93)	$(3.13)	$13.96
Discontinued operations	1.04	0	0

Net income/(loss) per share	(0.89)	(3.13)	13.96

Diluted income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(1.93)	$(3.13)	$13.96
Discontinued operations	1.04	0	0

Net income/(loss) per share	(0.89)	(3.13)	13.96